Acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Components of Purchase Price of Business Acquisition
Upon initial measurement, components of the purchase price were as follows:

Relec
Accounts receivable	$633,000
Prepaid and other current assets	53,000
Inventories, net	994,000
Property and equipment	94,000
Customer relationships	900,000
Trade name	500,000
Accounts payable and accrued expenses	(557,000)

Net assets acquired	2,617,000
Goodwill	1,148,000

Purchase price	$3,765,000

Schedule of ProForma Information of Business Acquisition
The following pro forma data for the year ended December 31, 2020 summarizes the results of operations for the period indicated as if the Relec acquisition, which closed on November 30, 2020, had been completed as of the beginning of each period presented. The pro forma data gives effect to actual operating results prior to the acquisition. These pro forma amounts do not purport to be indicative of the results that would have actually been obtained if the acquisition occurred as of the beginning of each period presented or that may be obtained in future periods:

For the Year Ended December 31, 2020 (Unaudited)
Total Revenue	$23,521,000

Net loss	$(1,722,000)
Less: Net loss attributable to non-controlling interest	—

Net loss attributable to Gresham Worldwide	$(1,722,000)

For the Year Ended December 31, 2020 (Unaudited)
Basic and diluted net loss per common share	$(1,722)

Weighted average common shares outstanding, basic and diluted	1,000

Comprehensive loss
Loss available to common stockholders	$(1,722,000)
Foreign currency translation adjustment	482,000

Total comprehensive loss	$(1,241,000)